Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Capital Advisors Growth Fund | Investor Class
Risk/Return:
Trading Symbol	CIAOX
Institutional Class Prospectus | TacticalShares Dynamic Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	TGIFX

Capital Advisors Growth Fund
Capital Advisors Growth Fund
Investment Objective
Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Capital Advisors Growth Fund Investor Class
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital Advisors Growth Fund Investor Class
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.67%
Less: Fee Waiver		(0.40%)
Net Annual Fund Operating Expenses	[2]	1.27%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" found in the Financial Highlights, which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for its current fiscal year (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital Advisors Growth Fund Investor Class	129	487	870	1,943

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.53% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of U.S. companies.  The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.  The Advisor uses the growth style of investing.  Growth stocks are securities of companies that have or are expected to have above average earnings growth.  The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•
Equity Risk – the equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests;

•	Growth-Style Investing Risk – growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

•
Management Risk – the Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets;

•	Market Risk – the value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods;

•
Options Risk.  Writing call options is a highly specialized activity and entails greater than ordinary investment risks. By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.

•
Non-U.S. Investment Risk – the Fund may invest, without limit, in foreign securities.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; or

•	Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.ciaox.com or by calling the Fund toll-free at 1-866-205-0523.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the Fund’s highest quarterly return was 14.41% for the quarter ended June 30, 2003, and the lowest quarterly return was -14.80% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Capital Advisors Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	12.74%	1.85%	7.65%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	12.59%	1.76%	7.60%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	8.47%	1.57%	6.77%
S&P 500�� Index	S&P 500® Index	16.00%	1.66%	7.10%
Russell 1000�� Growth Index	Russell 1000® Growth Index	15.26%	3.12%	7.52%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Advisors Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital Advisors Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.53%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" found in the Financial Highlights, which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of U.S. companies.  The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including American Depositary Receipts (“ADRs”).  Under normal conditions, the Fund will invest at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital.  The Advisor uses the growth style of investing.  Growth stocks are securities of companies that have or are expected to have above average earnings growth.  The Fund may also write covered call options on up to 33% of its net assets for the purpose of generating additional income for the Fund.

The Fund buys and sells stocks based on the Advisor’s research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock’s value deteriorate, and/or better investment alternatives exist.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•
Equity Risk – the equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests;

•	Growth-Style Investing Risk – growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

•
Management Risk – the Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets;

•	Market Risk – the value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods;

•
Options Risk.  Writing call options is a highly specialized activity and entails greater than ordinary investment risks. By writing (or selling) a call option, the Fund loses the potential for gain on the underlying security above the exercise price.  If the call option is exercised, the Fund misses out on any gain from an increase in the market price over the exercise price.

•
Non-U.S. Investment Risk – the Fund may invest, without limit, in foreign securities.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an investment with growth potential to diversify their investment portfolio; or

•	Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.ciaox.com or by calling the Fund toll-free at 1-866-205-0523.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ciaox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund’s highest quarterly return was 14.41% for the quarter ended June 30, 2003, and the lowest quarterly return was -14.80% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Russell 1000�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	487
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,943
Annual Return 2003	rr_AnnualReturn2003	33.12%
Annual Return 2004	rr_AnnualReturn2004	12.52%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	6.93%
Annual Return 2007	rr_AnnualReturn2007	12.96%
Annual Return 2008	rr_AnnualReturn2008	(29.41%)
Annual Return 2009	rr_AnnualReturn2009	21.74%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	1.44%
Annual Return 2012	rr_AnnualReturn2012	12.74%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.65%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.60%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.77%

[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" found in the Financial Highlights, which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for its current fiscal year (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Class A and Investor Class Prospectus | TacticalShares Dynamic Allocation Fund
TacticalShares Dynamic Allocation Fund
Investment Objective
TacticalShares Dynamic Allocation Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 23 of the Fund’s Prospectus and the “Purchase and Redemption of Fund Shares” section on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A and Investor Class Prospectus TacticalShares Dynamic Allocation Fund	Class A	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none
Redemption fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and Investor Class Prospectus TacticalShares Dynamic Allocation Fund		Class A	Investor Class
Management Fees		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	1.27%	1.27%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		2.39%	2.39%
Less: Fee Waiver and Expense Reimbursement		(0.72%)	(0.72%)
Net Annual Fund Operating Expenses	[2]	1.67%	1.67%
[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund's Class A shares and Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Class A and Investor Class Prospectus TacticalShares Dynamic Allocation Fund (USD $)	1 Year	3 Years
Class A	588	1,073
Investor Class	170	677

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period of August 10, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 103.81% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “TacticalShares Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the TacticalShares U.S. Sector Index, 2) non-U.S. developed market, as represented by the TacticalShares Developed Markets Index, 3) emerging markets, as represented by the TacticalShares Emerging Markets Index, and 4) natural resource market, as represented by the TacticalShares Natural Resources Index.

The Fund seeks to replicate the composition of the four TacticalShares Indices, each of which is comprised of approximately 10 – 16 ETFs.  The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four TacticalShares Indices.  The Fund’s investment strategy, like the TacticalShares Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions.  The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages.  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs trading above their moving average as of their assigned measurement date remain in their respective TacticalShares Index until the next monthly measurement period for that Index.  ETFs trading below their moving average as of their assigned measurement date are removed from their respective TacticalShares Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  This investment methodology seeks to eliminate exposure to ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month. The TacticalShares Developed Markets Index is measured on the first Friday of the month; the TacticalShares U.S. Sector, Emerging Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively.  Total exposure across the four global equity markets (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 0% to 100% depending on the moving average indicators for each ETF.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the TacticalShares Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
Tracking Error Risk – The Fund’s return may not correlate to the return of the TacticalShares Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

•
Sector Risk – Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

•
Non-U.S. Investment Risk – The Fund may invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Fixed Income Securities Risk – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Newer Fund Risk – The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TacticalShares Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	TacticalShares Dynamic Allocation Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 23 of the Fund’s Prospectus and the “Purchase and Redemption of Fund Shares” section on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period of August 10, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 103.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.81%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “TacticalShares Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the TacticalShares U.S. Sector Index, 2) non-U.S. developed market, as represented by the TacticalShares Developed Markets Index, 3) emerging markets, as represented by the TacticalShares Emerging Markets Index, and 4) natural resource market, as represented by the TacticalShares Natural Resources Index.

The Fund seeks to replicate the composition of the four TacticalShares Indices, each of which is comprised of approximately 10 – 16 ETFs.  The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four TacticalShares Indices.  The Fund’s investment strategy, like the TacticalShares Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions.  The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages.  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs trading above their moving average as of their assigned measurement date remain in their respective TacticalShares Index until the next monthly measurement period for that Index.  ETFs trading below their moving average as of their assigned measurement date are removed from their respective TacticalShares Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  This investment methodology seeks to eliminate exposure to ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month. The TacticalShares Developed Markets Index is measured on the first Friday of the month; the TacticalShares U.S. Sector, Emerging Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively.  Total exposure across the four global equity markets (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 0% to 100% depending on the moving average indicators for each ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the TacticalShares Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
Tracking Error Risk – The Fund’s return may not correlate to the return of the TacticalShares Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

•
Sector Risk – Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

•
Non-U.S. Investment Risk – The Fund may invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Fixed Income Securities Risk – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Newer Fund Risk – The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.t-shares.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,073
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	677

[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund's Class A shares and Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Institutional Class Prospectus | TacticalShares Dynamic Allocation Fund | Institutional Class
TacticalShares Dynamic Allocation Fund
Investment Objective
TacticalShares Dynamic Allocation Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus TacticalShares Dynamic Allocation Fund Institutional Class
Redemption fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus TacticalShares Dynamic Allocation Fund Institutional Class
Management Fees		0.70%
Other Expenses	[1]	1.27%
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		2.14%
Less: Fee Waiver and Expense Reimbursement		(0.72%)
Net Annual Fund Operating Expenses	[2]	1.42%
[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Fund's Institutional Class shares (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
Institutional Class Prospectus TacticalShares Dynamic Allocation Fund Institutional Class	145	601

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period of August 10, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 103.81% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “TacticalShares Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the TacticalShares U.S. Sector Index, 2) non-U.S. developed market, as represented by the TacticalShares Developed Markets Index, 3) emerging markets, as represented by the TacticalShares Emerging Markets Index, and 4) natural resource market, as represented by the TacticalShares Natural Resources Index.

The Fund seeks to replicate the composition of the four TacticalShares Indices, each of which is comprised of approximately 10 – 16 ETFs.  The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four TacticalShares Indices.  The Fund’s investment strategy, like the TacticalShares Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions.  The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages.  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs trading above their moving average as of their assigned measurement date remain in their respective TacticalShares Index until the next monthly measurement period for that Index.  ETFs trading below their moving average as of their assigned measurement date are removed from their respective TacticalShares Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  This investment methodology seeks to eliminate exposure to ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month.  The TacticalShares Developed Markets Index is measured on the first Friday of the month; the TacticalShares U.S. Sector, Emerging Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively.  Total exposure across the four global equity markets (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 0% to 100% depending on the moving average indicators for each ETF.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk –  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the TacticalShares Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
Tracking Error Risk – The Fund’s return may not correlate to the return of the TacticalShares Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

•
Sector Risk – Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

•
Non-U.S. Investment Risk – The Fund may invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Fixed Income Securities Risk – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Newer Fund Risk – The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Label	Element	Value
Institutional Class Prospectus | TacticalShares Dynamic Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TacticalShares Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	TacticalShares Dynamic Allocation Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.42%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period of August 10, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 103.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.81%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 601
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “TacticalShares Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the TacticalShares U.S. Sector Index, 2) non-U.S. developed market, as represented by the TacticalShares Developed Markets Index, 3) emerging markets, as represented by the TacticalShares Emerging Markets Index, and 4) natural resource market, as represented by the TacticalShares Natural Resources Index.

The Fund seeks to replicate the composition of the four TacticalShares Indices, each of which is comprised of approximately 10 – 16 ETFs.  The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four TacticalShares Indices.  The Fund’s investment strategy, like the TacticalShares Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions.  The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages.  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs trading above their moving average as of their assigned measurement date remain in their respective TacticalShares Index until the next monthly measurement period for that Index.  ETFs trading below their moving average as of their assigned measurement date are removed from their respective TacticalShares Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  This investment methodology seeks to eliminate exposure to ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month.  The TacticalShares Developed Markets Index is measured on the first Friday of the month; the TacticalShares U.S. Sector, Emerging Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively.  Total exposure across the four global equity markets (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 0% to 100% depending on the moving average indicators for each ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk –  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends. As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the TacticalShares Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
Tracking Error Risk – The Fund’s return may not correlate to the return of the TacticalShares Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

•
Sector Risk – Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

•
Non-U.S. Investment Risk – The Fund may invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Fixed Income Securities Risk – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.

•
Newer Fund Risk – The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.t-shares.com

[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Fund's Institutional Class shares (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2014, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013